Vanguard® Mega Cap Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.4%)
	Linde plc	118,641	54,692
	Air Products & Chemicals Inc.	110,458	36,930
	Freeport-McMoRan Inc.	713,892	31,554
			123,176
Consumer Discretionary (7.4%)
	Home Depot Inc.	493,532	211,789
	Walmart Inc.	2,198,117	203,326
	Lowe's Cos. Inc.	283,124	77,132
	Walt Disney Co.	450,559	52,927
	General Motors Co.	558,459	31,045
	Target Corp.	229,857	30,412
	NIKE Inc. Class B	298,500	23,513
	Ford Motor Co.	1,940,021	21,592
	Estee Lauder Cos. Inc. Class A	27,512	1,984
			653,720
Consumer Staples (9.3%)
	Procter & Gamble Co.	1,167,528	209,291
	Coca-Cola Co.	1,927,312	123,502
	PepsiCo Inc.	682,488	111,553
	Philip Morris International Inc.	772,535	102,794
	Altria Group Inc.	847,765	48,950
	Mondelez International Inc. Class A	663,706	43,108
	McKesson Corp.	64,427	40,492
	Colgate-Palmolive Co.	405,973	39,229
	CVS Health Corp.	625,042	37,409
	Kimberly-Clark Corp.	167,327	23,317
	Constellation Brands Inc. Class A	81,461	19,628
	Keurig Dr Pepper Inc.	539,126	17,602
	Kraft Heinz Co.	390,491	12,484
			829,359
Energy (7.3%)
	Exxon Mobil Corp.	2,207,539	260,401
	Chevron Corp.	863,318	139,797
	ConocoPhillips	642,545	69,613
	EOG Resources Inc.	282,531	37,650
	Phillips 66	207,973	27,864
	Marathon Petroleum Corp.	166,287	25,966
	Valero Energy Corp.	151,229	21,033
	Williams Cos. Inc.	302,821	17,721
	Occidental Petroleum Corp.	318,698	16,120
	Schlumberger NV	352,764	15,501
	Kinder Morgan Inc.	468,700	13,250
			644,916
Financials (23.4%)
	JPMorgan Chase & Co.	1,413,665	353,020
*	Berkshire Hathaway Inc. Class B	623,536	301,180
	Bank of America Corp.	3,469,975	164,859
*	Berkshire Hathaway Inc. Class A	188	136,120
	Wells Fargo & Co.	1,691,213	128,820
	Goldman Sachs Group Inc.	156,917	95,495
	Morgan Stanley	604,041	79,498
	Progressive Corp.	291,005	78,245
	Blackrock Inc.	69,921	71,515
	Citigroup Inc.	900,528	63,820
	Charles Schwab Corp.	751,108	62,162
	Marsh & McLennan Cos. Inc.	244,366	56,993
	Chubb Ltd.	190,691	55,058
	KKR & Co. Inc.	330,701	53,861

Vanguard® Mega Cap Value Index Fund
		Shares	Market Value ($000)
	Intercontinental Exchange Inc.	285,288	45,920
	CME Group Inc.	178,924	42,584
	US Bancorp	775,328	41,317
	PNC Financial Services Group Inc.	160,484	34,459
	Blackstone Inc.	178,894	34,185
	Aflac Inc.	278,277	31,724
	Truist Financial Corp.	665,280	31,721
	Travelers Cos. Inc.	113,261	30,132
	Bank of New York Mellon Corp.	366,702	30,022
	MetLife Inc.	295,793	26,098
	Aon plc Class A (XNYS)	51,272	20,075
	American International Group Inc.	160,001	12,301
			2,081,184
Health Care (18.0%)
	UnitedHealth Group Inc.	458,809	279,965
	Johnson & Johnson	1,196,079	185,404
	AbbVie Inc.	877,638	160,546
	Merck & Co. Inc.	1,259,454	128,011
	Abbott Laboratories	864,506	102,678
	Thermo Fisher Scientific Inc.	189,800	100,524
	Danaher Corp.	322,956	77,409
	Amgen Inc.	266,975	75,519
	Pfizer Inc.	2,815,572	73,796
	Bristol-Myers Squibb Co.	1,007,315	59,653
	Gilead Sciences Inc.	618,578	57,268
	Medtronic plc	637,245	55,147
	Cigna Group	138,893	46,918
	Elevance Health Inc.	115,211	46,886
*	Regeneron Pharmaceuticals Inc.	53,865	40,411
	Stryker Corp.	85,206	33,414
	Becton Dickinson & Co.	143,617	31,869
	HCA Healthcare Inc.	89,760	29,371
	Humana Inc.	59,816	17,728
			1,602,517
Industrials (15.5%)
	Caterpillar Inc.	240,928	97,843
	General Electric Co.	511,811	93,231
	RTX Corp.	660,952	80,524
	American Express Co.	247,275	75,340
	Honeywell International Inc.	322,792	75,188
	Eaton Corp. plc	197,799	74,258
	Union Pacific Corp.	302,698	74,058
*	Fiserv Inc.	286,188	63,236
	Lockheed Martin Corp.	118,428	62,697
	Deere & Co.	130,080	60,604
	Accenture plc Class A	155,614	56,390
	United Parcel Service Inc. Class B (XNYS)	363,967	49,398
	Trane Technologies plc	112,123	46,668
	Parker-Hannifin Corp.	63,893	44,910
*	PayPal Holdings Inc.	508,024	44,081
	Illinois Tool Works Inc.	140,151	38,895
	Emerson Electric Co.	284,557	37,732
	3M Co.	272,939	36,446
	Northrop Grumman Corp.	72,659	35,577
	CSX Corp.	963,266	35,207
	Capital One Financial Corp.	180,265	34,613
	FedEx Corp.	109,540	33,154
	General Dynamics Corp.	116,049	32,959
	Automatic Data Processing Inc.	101,315	31,097
	Norfolk Southern Corp.	112,333	30,987
	Johnson Controls International plc	165,941	13,916
	Paychex Inc.	80,508	11,776
*	GE Vernova Inc.	34,136	11,406
			1,382,191
Real Estate (1.3%)
	Prologis Inc.	460,061	53,726
	Public Storage	78,630	27,367
	Crown Castle Inc.	215,918	22,942

Vanguard® Mega Cap Value Index Fund
		Shares	Market Value ($000)
	Simon Property Group Inc.	76,946	14,127
			118,162
Technology (8.5%)
	Broadcom Inc.	1,156,416	187,432
	Oracle Corp.	821,580	151,861
	International Business Machines Corp.	457,696	104,085
	QUALCOMM Inc.	553,506	87,747
	Micron Technology Inc.	550,938	53,964
	Analog Devices Inc.	246,687	53,790
	Intel Corp.	1,912,113	45,986
	Roper Technologies Inc.	53,266	30,172
	TE Connectivity plc	150,993	22,818
	Dell Technologies Inc. Class C	138,190	17,632
			755,487
Telecommunications (4.2%)
	Cisco Systems Inc.	1,801,631	106,675
	Verizon Communications Inc.	1,882,402	83,466
	Comcast Corp. Class A	1,919,483	82,902
	AT&T Inc.	3,562,666	82,511
*	Charter Communications Inc. Class A	46,096	18,299
			373,853
Utilities (3.5%)
	NextEra Energy Inc.	1,021,065	80,327
	Southern Co.	543,914	48,479
	Waste Management Inc.	199,408	45,509
	Duke Energy Corp.	383,109	44,843
	Sempra	314,557	29,465
	American Electric Power Co. Inc.	264,386	26,402
	Republic Services Inc.	101,436	22,143
	Dominion Energy Inc.	208,383	12,242
			309,410
Total Common Stocks (Cost $6,521,010)			8,873,975
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.651% (Cost $1,542)	15,418	1,541
Total Investments (99.8%) (Cost $6,522,552)			8,875,516
Other Assets and Liabilities—Net (0.2%)			18,047
Net Assets (100%)			8,893,563
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	33	9,985	112

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
PNC Financial Services Group Inc.	1/31/25	CITNA	7,945	(4.648)	33	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.

Vanguard® Mega Cap Value Index Fund
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,040,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Mega Cap Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,873,975	—	—	8,873,975
Temporary Cash Investments	1,541	—	—	1,541
Total	8,875,516	—	—	8,875,516
Derivative Financial Instruments
Assets
Futures Contracts[1]	112	—	—	112
Swap Contracts	—	33	—	33
Total	112	33	—	145
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.